RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.RELATED PARTY TRANSACTIONS

BrightAI Services

Starting in 2020, BrightAI rendered services to the Company, for which the cost was capitalized as internal-use software. A co-founder of BrightAI Services has served on the Company’s board of directors since December 9, 2020. During the three fiscal quarters ended October 2, 2021 and the year ended December 31, 2020, the Company incurred $1.9 million and $0.5 million, respectively, associated with services performed by BrightAI, which is recorded as construction in progress within property and equipment, net on the condensed consolidated balance sheet as of October 2, 2021. As of October 2, 2021 and December 31, 2020, the Company had accounts payable-related party to BrightAI of $1.1 million and $0.5 million, respectively. There were no services rendered by BrightAI during the three fiscal quarters ended September 26, 2020.

Expense Reimbursement and Management Fees

The Company had an expense reimbursement agreement (the “management fee arrangement”) with the Sponsor and Wynnchurch Capital, L.P. for ongoing consulting and advisory services. The management fee arrangement provided for the aggregate payment of up to $1.0 million each year for reimbursement of expenses incurred with services provided and, depending on the extent of services provided, management fees. The management fee arrangement terminated upon consummation of the Company’s IPO.

The Company entered into a Stockholders’ Agreement with the Sponsor and Wynnchurch Capital, L.P. on April 27, 2021. The Stockholders’ Agreement requires the Company to reimburse the Sponsor and Wynnchurch Capital, L.P. the reasonable out-of-pocket costs and expenses in connection with monitoring and overseeing their investment in the Company.

There were no management fees incurred by the Company during the three fiscal quarters ended October 2, 2021 and September 26, 2020. The Company reimbursed less than $0.1 million of out-of-pocket costs and expenses to the Sponsor and Wynnchurch Capital, L.P. during both the three fiscal quarters ended October 2, 2021 and September 26, 2020. As of October 2, 2021, there were no outstanding amounts payable to the Sponsor and Wynnchurch Capital, L.P. As of September 26, 2020, there was less than $0.1 million outstanding amounts payable to the Sponsor and Wynnchurch Capital, L.P.

Operating Lease

In May 2019, in connection with the Narellan Acquisition, the Company assumed an operating lease for the manufacture, sale and storage of swimming pools and associated equipment with Acquigen Pty Ltd, which is owned by an employee who is also a shareholder of the Company. The lease expires in June 2028. As of October 2, 2021 and December 31, 2020, future minimum lease payments related to this lease totaled $3.6 million and $4.2 million, respectively. The Company recognized $0.1 million of rent expense related to this lease during each of the fiscal quarters ended October 2, 2021 and September 26, 2020, as well as $0.4 million and $0.3 million of rent expense during the three fiscal quarters ended October 2, 2021 and September 26, 2020, which is recognized within selling, general and administrative expense on the condensed consolidated statements of operations.

19.RELATED PARTY TRANSACTIONS

BrightAI Services

Starting in 2020, BrightAI rendered services to the Company, for which the cost was capitalized as internal-use software. A co-founder of BrightAI Services has served on the Company’s board of directors since December 9, 2020. During the year ended December 31, 2020, the Company incurred $0.5 million associated with services performed by BrightAI, which is recorded as construction in progress within in property and equipment, net and accounts payable — related party on the consolidated balance sheet as of December 31, 2020.

Expense Reimbursement and Management Fees

The Company has an expense reimbursement agreement (the “management fee arrangement”) with the Sponsor and Wynnchurch Capital, L.P. for ongoing consulting and advisory services. The management fee arrangement provides for the aggregate payment of up to $1.0 million each year for reimbursement of expenses incurred with services provided and, depending on the extent of services provided, management fees. The management fee arrangement will terminate upon consummation of the Company’s initial public offering.

The Company expensed $0.5 million of management fees during the year ended December 31, 2019 and expensed $47.7 thousand of reimbursement expenses during the year ended December 31, 2020. These fees are reported in selling, general and administrative expense in the consolidated statements of operations. As of December 31, 2019 and 2020, there were no outstanding amounts payable to the Sponsor and Wynnchurch Capital, L.P.

Operating Lease

In May 2019, in connection with the Narellan Acquisition, the Company assumed an operating lease for the manufacture, sale and storage of swimming pools and associated equipment with Acquigen Pty Ltd, which is owned by an employee who is also a shareholder of the Company. The lease expires in June 2028. As of December 31, 2019 and 2020, future minimum lease payments totaled $4.3 million and $4.2 million, respectively, related to this lease. The Company recognized $0.2 million and $0.4 million of rent expense related to this lease during the years ended December 31, 2019 and 2020, respectively, which is recognized within selling, general and administrative expense on the consolidated statements of operations.